Derivative Financial Instruments - Impact of Gains and Losses Related to Interest Rate Swaps (Parenthetical) (Detail) $ in Thousands	3 Months Ended
Oct. 31, 2020 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Unrealized loss on interest rate swaps, tax	$ 53
Recognized interest expense on interest rate swaps, tax	221
Loss on swaps from debt refinancing, tax	$ 330